Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Capital and Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Future Lease Payments Due [Line Items]
Capital leases due in 2014	$ 388
Capital leases due in 2015	258
Capital leases due in 2016	0
Capital leases due in 2017	0
Total future minimum capital lease payments	646
Less: amount representing interest	(52)
Total capital lease obligation	594
Less: Current portion of capital lease obligation	(347)	(312)
Capital lease obligation	247	703
Operating leases due in 2014	2,724
Operating leases due in 2015	2,563
Operating leases due in 2016	1,311
Operating leases due in 2017	435
Total future minimum operating lease payments	$ 7,033